Vessels and Other Fixed Assets, Net - Capital leases (Table)(Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Twelve month periods ending
Lease commitments - current portion	$ 4,380	$ 0
Lease commitments - non-current portion	77,300	$ 0
Capital Lease Obligations
Twelve month periods ending
June 30, 2016	8,640
June 30, 2017	8,640
June 30, 2018	8,640
June 30, 2019	9,572
June 30, 2020	12,370
June 30, 2021 and thereafter	58,016
Total capital lease minimum payments	105,878
Excluding bareboat interest	24,198
Total lease commitments	81,680
Lease commitments - current portion	4,380
Lease commitments - non-current portion	$ 77,300